DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	$ 353	$ 351
Capitalization of commissions, sales and issue expenses	109	103
Amortization	(71)	(101)
Change in unrealized investment gains and losses	(8)	0
Balance, end of year	383	353	$ 351
Asset Amortization		0
Amortization of value of business acquired	$ 0	$ 9	$ 0